UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [    ] ; Amendment Number:

This Amendment (Check only one.):         [    ]  is a restatement.
                                          [    ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
            New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:      Member
Phone:    212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            May 11, 2007

Report Type (Check only one.):

[      ]     13F HOLDINGS REPORT.

[      ]     13F NOTICE.

[  X   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:   $128,577


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Adobe Systems Inc                        Com      00724F101   8,749     209,800  Sh        Defined      02,03    209,800    0    0
Agere Systems Inc                        Com      00845V308  16,472     728,200  Sh        Defined      02,03    728,200    0    0
Altiris Inc                              Com      02148M100   4,291     130,400  Sh        Defined      02,03    130,400    0    0
Biosite Inc                              Com      090945106     949      11,300  Sh        Defined      02,03     11,300    0    0
Enzon Pharmaceuticals Inc                Com      293904108   7,459     915,155  Sh        Defined      02,03    915,155    0    0
First Republic Bank San Francisco        Com      336158100   5,665     105,500  Sh        Defined      02,03    105,500    0    0
Four Seasons Hotel Inc            Ltd Vtg Sh      35100E104  17,754     221,100  Sh        Defined      02,03    221,100    0    0
Giant Industries Inc                     Com      374508109  14,812     195,800  Sh        Defined      02,03    195,800    0    0
HJ Heinz Co                              Com      423074103   5,640     119,700  Sh        Defined      02,03    119,700    0    0
Hyperion Solutions Corp                  Com      44914M104   4,898      94,500  Sh        Defined      02,03     94,500    0    0
Intel Corp                               Com      458140100   5,988     313,000  Sh        Defined      02,03    313,000    0    0
Kinder Morgan Inc                        Com      49455P101   5,919      55,600  Sh        Defined      02,03     55,600    0    0
Ligand Pharmaceuticals Inc              Cl B      53220K207     792      78,600  Sh        Defined      02,03     78,600    0    0
New River Pharmaceuticals Inc            Com      648468205  18,179     285,700  Sh        Defined      02,03    285,700    0    0
PHH Corp                                 Com      693320202   3,777     123,600  Sh        Defined      02,03    123,600    0    0
Sears Holdings Corp                      Com      812350106   1,802      10,000  Sh        Defined      02,03     10,000    0    0
21st Century Insurance Group             Com      91030N103   2,442     115,200  Sh        Defined      02,03    115,200    0    0
United Surgical Partners
  International Inc                      Com      913016309   2,989      97,000  Sh        Defined      02,03     97,000    0    0